BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Biological Assets [Abstract]
Current	$ 315,924	$ 307,796
Non-current	3,336,339	3,459,146
Total	$ 3,652,263	$ 3,766,942	$ 3,898,991